Parent Company Only Condensed Financial Information (Details 2) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income	$ 1,231	$ 1,071	$ 1,324	$ 952	$ 1,005	$ 1,341	$ 1,214	$ 850	$ 4,578	$ 4,410
Adjustments to reconcile net income to net cash from operating activities:
Accrued interest receivable and other assets									(875)	399
Change in other liabilities									1,034	(173)
Net Cash Provided by (Used in) Operating Activities									3,921	6,705
Cash flows from investing activities:
Net change in interest-earning time deposits at other financial institutions									(6,984)	27
Purchases of securities available-for-sale									(14,835)	(34,035)
Net cash utilized for investing activities									(12,220)	(804)
Cash flows from financing activities:
Stock option exercises									103	28
Repurchase of common stock									(1,419)	(4,321)
Dividends paid on common stock									(896)	(923)
Net cash provided by (utilized for) financing activities									18,060	(15,422)
Net increase (decrease) in cash and cash equivalents									9,761	(9,521)
Parent Company [Member]
Cash flows from operating activities
Net income									4,578	4,410
Adjustments to reconcile net income to net cash from operating activities:
Equity in undistributed income or net income of banking subsidiary									(3,375)	(589)
Accrued interest receivable and other assets									70	806
Change in other liabilities									(96)	(6)
Net Cash Provided by (Used in) Operating Activities									1,177	4,621
Cash flows from investing activities:
Net change in ESOP loan receivable									141	137
Net change in interest-earning time deposits at other financial institutions									(1,729)	2,232
Purchases of securities available-for-sale									882	524
Net cash utilized for investing activities									(706)	2,893
Cash flows from financing activities:
Stock option exercises									103	28
Repurchase of common stock									(1,419)	(4,321)
Dividends paid on common stock									(896)	(923)
Net cash provided by (utilized for) financing activities									(2,212)	(5,216)
Net increase (decrease) in cash and cash equivalents									(1,741)	2,298
Beginning cash and cash equivalents									4,954	2,656
Ending cash and cash equivalents	$ 2,656								$ 3,213	$ 4,954